FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
2,286,275	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$2,286,275
	(Cost $2,286,275)
	Total Investments — 0.9%	2,286,275
	(Cost $2,286,275)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.5%
	Call Options Purchased — 102.0%
5,450	SPDR® S&P 500® ETF Trust	$287,416,650	$4.84	01/17/25	282,014,697
	(Cost $260,095,312)
	Put Options Purchased — 1.5%
5,450	SPDR® S&P 500® ETF Trust	287,416,650	482.45	01/17/25	4,156,704
	(Cost $11,692,832)
	Total Purchased Options				286,171,401
	(Cost $271,788,144)
WRITTEN OPTIONS — (4.3)%
	Call Options Written — (3.8)%
(5,450)	SPDR® S&P 500® ETF Trust	(287,416,650)	544.92	01/17/25	(10,372,406)
	(Premiums received $4,295,800)
	Put Options Written — (0.5)%
(5,450)	SPDR® S&P 500® ETF Trust	(287,416,650)	410.09	01/17/25	(1,458,409)
	(Premiums received $4,826,353)
	Total Written Options				(11,830,815)
	(Premiums received $9,122,153)
	Net Other Assets and Liabilities — (0.1)%				(192,238)
	Net Assets — 100.0%				$276,434,623

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,286,275	$2,286,275	$—	$—
Purchased Options	286,171,401	—	286,171,401	—
Total	$288,457,676	$2,286,275	$286,171,401	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,830,815)	$—	$(11,830,815)	$—

FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
Portfolio of Investments
May 31, 2024  (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.1%
	Call Options Purchased — 99.8%
7,893	SPDR® S&P 500® ETF Trust	$416,253,141	$5.02	02/21/25	$407,667,108
	(Cost $390,091,181)
	Put Options Purchased — 2.3%
7,893	SPDR® S&P 500® ETF Trust	416,253,141	499.53	02/21/25	9,304,435
	(Cost $16,147,231)
	Total Purchased Options				416,971,543
	(Cost $406,238,412)
WRITTEN OPTIONS — (2.9)%
	Call Options Written — (2.1)%
(7,893)	SPDR® S&P 500® ETF Trust	(416,253,141)	569.26	02/21/25	(8,721,139)
	(Premiums received $8,064,887)
	Put Options Written — (0.8)%
(7,893)	SPDR® S&P 500® ETF Trust	(416,253,141)	424.60	02/21/25	(3,026,352)
	(Premiums received $5,967,035)
	Total Written Options				(11,747,491)
	(Premiums received $14,031,922)
	Net Other Assets and Liabilities — 0.8%				3,423,707
	Net Assets — 100.0%				$408,647,759

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$416,971,543	$—	$416,971,543	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,747,491)	$—	$(11,747,491)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
645,283	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$645,283
	(Cost $645,283)
	Total Investments — 1.0%	645,283
	(Cost $645,283)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.1%
	Call Options Purchased — 97.8%
3,283	iShares Russell 2000 ETF	$67,554,291	$2.02	02/21/25	66,323,971
	(Cost $65,386,611)
	Put Options Purchased — 4.3%
3,283	iShares Russell 2000 ETF	67,554,291	201.66	02/21/25	2,916,867
	(Cost $3,950,215)
	Total Purchased Options				69,240,838
	(Cost $69,336,826)
WRITTEN OPTIONS — (3.0)%
	Call Options Written — (1.7)%
(3,283)	iShares Russell 2000 ETF	(67,554,291)	240.54	02/21/25	(1,171,593)
	(Premiums received $1,815,012)
	Put Options Written — (1.3)%
(3,283)	iShares Russell 2000 ETF	(67,554,291)	171.41	02/21/25	(870,806)
	(Premiums received $1,404,444)
	Total Written Options				(2,042,399)
	(Premiums received $3,219,456)
	Net Other Assets and Liabilities — (0.1)%				(44,074)
	Net Assets — 100.0%				$67,799,648

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$645,283	$645,283	$—	$—
Purchased Options	69,240,838	—	69,240,838	—
Total	$69,886,121	$645,283	$69,240,838	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,042,399)	$—	$(2,042,399)	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
Portfolio of Investments
May 31, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 5.4%
$94,600	U.S. Treasury Bill	(a)	06/27/24	$94,269
94,600	U.S. Treasury Bill	(a)	08/01/24	93,786
94,600	U.S. Treasury Bill	(a)	08/29/24	93,403
94,600	U.S. Treasury Bill	(a)	09/12/24	93,217
94,600	U.S. Treasury Bill	(a)	10/31/24	92,557
94,600	U.S. Treasury Bill	(a)	11/29/24	92,177
94,600	U.S. Treasury Bill	(a)	12/26/24	91,871
94,600	U.S. Treasury Bill	(a)	01/23/25	91,579
189,200	U.S. Treasury Bill	(a)	02/20/25	182,335
	Total U.S. Treasury Bills			925,194
	(Cost $925,195)
	Total Investments — 5.4%			925,194
	(Cost $925,195)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.4%
	Call Options Purchased — 100.4%
330	SPDR® S&P 500® ETF Trust	$17,403,210	$0.05	03/21/25	17,194,738
	(Cost $16,709,501)
	Put Options Purchased — 3.0%
330	SPDR® S&P 500® ETF Trust	17,403,210	512.89	03/21/25	515,109
	(Cost $767,847)
	Total Purchased Options				17,709,847
	(Cost $17,477,348)
WRITTEN OPTIONS — (10.1)%
	Call Options Written — (8.7)%
(330)	SPDR® S&P 500® ETF Trust	(17,403,210)	512.89	03/21/25	(1,489,706)
	(Premiums received $1,375,191)
	Put Options Written — (1.4)%
(330)	SPDR® S&P 500® ETF Trust	(17,403,210)	461.60	03/21/25	(239,723)
	(Premiums received $386,910)
	Total Written Options				(1,729,429)
	(Premiums received $1,762,101)
	Net Other Assets and Liabilities — 1.3%				228,932
	Net Assets — 100.0%				$17,134,544

(a)	Zero coupon security.

FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$925,194	$—	$925,194	$—
Purchased Options	17,709,847	—	17,709,847	—
Total	$18,635,041	$—	$18,635,041	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,729,429)	$—	$(1,729,429)	$—

FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
3,641,072	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$3,641,072
	(Cost $3,641,072)
	Total Investments — 1.0%	3,641,072
	(Cost $3,641,072)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.7%
	Call Options Purchased — 98.8%
7,141	SPDR® S&P 500® ETF Trust	$376,594,917	$5.12	03/21/25	368,613,811
	(Cost $360,107,646)
	Put Options Purchased — 2.9%
7,141	SPDR® S&P 500® ETF Trust	376,594,917	509.85	03/21/25	10,643,411
	(Cost $15,866,583)
	Total Purchased Options				379,257,222
	(Cost $375,974,229)
WRITTEN OPTIONS — (2.6)%
	Call Options Written — (1.6)%
(7,141)	SPDR® S&P 500® ETF Trust	(376,594,917)	583.11	03/21/25	(6,033,505)
	(Premiums received $7,285,951)
	Put Options Written — (1.0)%
(7,141)	SPDR® S&P 500® ETF Trust	(376,594,917)	433.38	03/21/25	(3,521,866)
	(Premiums received $5,981,482)
	Total Written Options				(9,555,371)
	(Premiums received $13,267,433)
	Net Other Assets and Liabilities — (0.1)%				(251,404)
	Net Assets — 100.0%				$373,091,519

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,641,072	$3,641,072	$—	$—
Purchased Options	379,257,222	—	379,257,222	—
Total	$382,898,294	$3,641,072	$379,257,222	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,555,371)	$—	$(9,555,371)	$—

FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
2,341,337	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$2,341,337
	(Cost $2,341,337)
	Total Investments — 1.1%	2,341,337
	(Cost $2,341,337)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.8%
	Call Options Purchased — 100.2%
4,385	SPDR® S&P 500® ETF Trust	$231,251,745	$4.97	04/17/25	225,486,177
	(Cost $214,768,559)
	Put Options Purchased — 2.6%
4,385	SPDR® S&P 500® ETF Trust	231,251,745	495.18	04/17/25	5,899,571
	(Cost $9,888,371)
	Total Purchased Options				231,385,748
	(Cost $224,656,930)
WRITTEN OPTIONS — (3.8)%
	Call Options Written — (2.9)%
(4,385)	SPDR® S&P 500® ETF Trust	(231,251,745)	568.61	04/17/25	(6,455,143)
	(Premiums received $5,025,519)
	Put Options Written — (0.9)%
(4,385)	SPDR® S&P 500® ETF Trust	(231,251,745)	420.91	04/17/25	(2,095,945)
	(Premiums received $3,721,650)
	Total Written Options				(8,551,088)
	(Premiums received $8,747,169)
	Net Other Assets and Liabilities — (0.1)%				(146,970)
	Net Assets — 100.0%				$225,029,027

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,341,337	$2,341,337	$—	$—
Purchased Options	231,385,748	—	231,385,748	—
Total	$233,727,085	$2,341,337	$231,385,748	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,551,088)	$—	$(8,551,088)	$—

FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
2,685,050	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$2,685,050
	(Cost $2,685,050)
	Total Investments — 1.1%	2,685,050
	(Cost $2,685,050)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.7%
	Call Options Purchased — 97.8%
4,632	SPDR® S&P 500® ETF Trust	$244,277,784	$5.31	05/16/25	239,488,296
	(Cost $239,982,314)
	Put Options Purchased — 3.9%
4,632	SPDR® S&P 500® ETF Trust	244,277,784	529.47	05/16/25	9,676,248
	(Cost $10,866,999)
	Total Purchased Options				249,164,544
	(Cost $250,849,313)
WRITTEN OPTIONS — (2.8)%
	Call Options Written — (1.5)%
(4,632)	SPDR® S&P 500® ETF Trust	(244,277,784)	601.42	05/16/25	(3,534,216)
	(Premiums received $3,985,532)
	Put Options Written — (1.3)%
(4,632)	SPDR® S&P 500® ETF Trust	(244,277,784)	450.05	05/16/25	(3,284,088)
	(Premiums received $4,171,931)
	Total Written Options				(6,818,304)
	(Premiums received $8,157,463)
	Net Other Assets and Liabilities — (0.0)%				(56,671)
	Net Assets — 100.0%				$244,974,619

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,685,050	$2,685,050	$—	$—
Purchased Options	249,164,544	—	249,164,544	—
Total	$251,849,594	$2,685,050	$249,164,544	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,818,304)	$—	$(6,818,304)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
425,574	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$425,574
	(Cost $425,574)
	Total Investments — 1.2%	425,574
	(Cost $425,574)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.1%
	Call Options Purchased — 96.9%
1,749	iShares Russell 2000 ETF	$35,989,173	$2.08	05/16/25	35,107,734
	(Cost $35,465,816)
	Put Options Purchased — 6.2%
1,749	iShares Russell 2000 ETF	35,989,173	208.08	05/16/25	2,251,261
	(Cost $2,253,561)
	Total Purchased Options				37,358,995
	(Cost $37,719,377)
WRITTEN OPTIONS — (4.2)%
	Call Options Written — (2.1)%
(1,749)	iShares Russell 2000 ETF	(35,989,173)	245.39	05/16/25	(763,780)
	(Premiums received $901,984)
	Put Options Written — (2.1)%
(1,749)	iShares Russell 2000 ETF	(35,989,173)	176.87	05/16/25	(770,156)
	(Premiums received $899,205)
	Total Written Options				(1,533,936)
	(Premiums received $1,801,189)
	Net Other Assets and Liabilities — (0.1)%				(19,917)
	Net Assets — 100.0%				$36,230,716

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$425,574	$425,574	$—	$—
Purchased Options	37,358,995	—	37,358,995	—
Total	$37,784,569	$425,574	$37,358,995	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,533,936)	$—	$(1,533,936)	$—

FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
601,407	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$601,407
	(Cost $601,407)
	Total Investments — 0.3%	601,407
	(Cost $601,407)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.7%
	Call Options Purchased — 104.6%
3,587	SPDR® S&P 500® ETF Trust	$189,167,619	$4.41	06/21/24	186,893,071
	(Cost $158,541,604)
	Put Options Purchased — 0.1%
3,587	SPDR® S&P 500® ETF Trust	189,167,619	439.48	06/21/24	48,737
	(Cost $8,151,562)
	Total Purchased Options				186,941,808
	(Cost $166,693,166)
WRITTEN OPTIONS — (4.9)%
	Call Options Written — (4.9)%
(3,587)	SPDR® S&P 500® ETF Trust	(189,167,619)	503.84	06/21/24	(8,751,779)
	(Premiums received $1,897,804)
	Put Options Written — (0.0)%
(3,587)	SPDR® S&P 500® ETF Trust	(189,167,619)	373.56	06/21/24	(30,163)
	(Premiums received $2,322,272)
	Total Written Options				(8,781,942)
	(Premiums received $4,220,076)
	Net Other Assets and Liabilities — (0.1)%				(129,807)
	Net Assets — 100.0%				$178,631,466

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$601,407	$601,407	$—	$—
Purchased Options	186,941,808	—	186,941,808	—
Total	$187,543,215	$601,407	$186,941,808	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,781,942)	$—	$(8,781,942)	$—

FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
1,014,982	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$1,014,982
	(Cost $1,014,982)
	Total Investments — 0.4%	1,014,982
	(Cost $1,014,982)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.0%
	Call Options Purchased — 102.9%
5,202	SPDR® S&P 500® ETF Trust	$274,337,874	$4.54	07/19/24	270,590,686
	(Cost $233,705,727)
	Put Options Purchased — 0.1%
5,202	SPDR® S&P 500® ETF Trust	274,337,874	452.20	07/19/24	286,871
	(Cost $11,242,899)
	Total Purchased Options				270,877,557
	(Cost $244,948,626)
WRITTEN OPTIONS — (3.3)%
	Call Options Written — (3.3)%
(5,202)	SPDR® S&P 500® ETF Trust	(274,337,874)	516.84	07/19/24	(8,669,295)
	(Premiums received $1,963,591)
	Put Options Written — (0.0)%
(5,202)	SPDR® S&P 500® ETF Trust	(274,337,874)	384.35	07/19/24	(97,789)
	(Premiums received $2,936,903)
	Total Written Options				(8,767,084)
	(Premiums received $4,900,494)
	Net Other Assets and Liabilities — (0.1)%				(185,652)
	Net Assets — 100.0%				$262,939,803

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,014,982	$1,014,982	$—	$—
Purchased Options	270,877,557	—	270,877,557	—
Total	$271,892,539	$1,014,982	$270,877,557	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,767,084)	$—	$(8,767,084)	$—

FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
459,011	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$459,011
	(Cost $459,011)
	Total Investments — 0.5%	459,011
	(Cost $459,011)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.2%
	Call Options Purchased — 106.0%
2,091	SPDR® S&P 500® ETF Trust	$110,273,067	$4.39	08/16/24	108,924,682
	(Cost $95,862,125)
	Put Options Purchased — 0.2%
2,091	SPDR® S&P 500® ETF Trust	110,273,067	436.52	08/16/24	165,287
	(Cost $4,206,776)
	Total Purchased Options				109,089,969
	(Cost $100,068,901)
WRITTEN OPTIONS — (6.6)%
	Call Options Written — (6.5)%
(2,091)	SPDR® S&P 500® ETF Trust	(110,273,067)	503.13	08/16/24	(6,694,684)
	(Premiums received $1,687,926)
	Put Options Written — (0.1)%
(2,091)	SPDR® S&P 500® ETF Trust	(110,273,067)	371.05	08/16/24	(71,583)
	(Premiums received $1,130,875)
	Total Written Options				(6,766,267)
	(Premiums received $2,818,801)
	Net Other Assets and Liabilities — (0.1)%				(77,734)
	Net Assets — 100.0%				$102,704,979

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$459,011	$459,011	$—	$—
Purchased Options	109,089,969	—	109,089,969	—
Total	$109,548,980	$459,011	$109,089,969	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,766,267)	$—	$(6,766,267)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
188,250	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$188,250
	(Cost $188,250)
	Total Investments — 0.5%	188,250
	(Cost $188,250)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.7%
	Call Options Purchased — 100.1%
1,944	iShares Russell 2000 ETF	$40,001,688	$1.85	08/16/24	39,506,415
	(Cost $35,313,768)
	Put Options Purchased — 0.6%
1,944	iShares Russell 2000 ETF	40,001,688	184.65	08/16/24	213,328
	(Cost $2,283,210)
	Total Purchased Options				39,719,743
	(Cost $37,596,978)
WRITTEN OPTIONS — (1.1)%
	Call Options Written — (1.0)%
(1,944)	iShares Russell 2000 ETF	(40,001,688)	219.86	08/16/24	(380,570)
	(Premiums received $509,072)
	Put Options Written — (0.1)%
(1,944)	iShares Russell 2000 ETF	(40,001,688)	156.95	08/16/24	(44,063)
	(Premiums received $713,407)
	Total Written Options				(424,633)
	(Premiums received $1,222,479)
	Net Other Assets and Liabilities — (0.1)%				(28,623)
	Net Assets — 100.0%				$39,454,737

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$188,250	$188,250	$—	$—
Purchased Options	39,719,743	—	39,719,743	—
Total	$39,907,993	$188,250	$39,719,743	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(424,633)	$—	$(424,633)	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments
May 31, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 2.4%
$331,200	U.S. Treasury Bill	(a)	06/13/24	$330,716
331,200	U.S. Treasury Bill	(a)	07/11/24	329,360
331,200	U.S. Treasury Bill	(a)	08/08/24	328,018
331,200	U.S. Treasury Bill	(a)	09/05/24	326,690
	Total U.S. Treasury Bills			1,314,784
	(Cost $1,314,408)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
567,297	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	567,297
	(Cost $567,297)
	Total Investments — 3.4%	1,882,081
	(Cost $1,881,705)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 116.7%
	Call Options Purchased — 116.3%
1,224	SPDR® S&P 500® ETF Trust	$64,550,088	$0.04	09/20/24	64,072,935
	(Cost $54,826,127)
	Put Options Purchased — 0.4%
1,224	SPDR® S&P 500® ETF Trust	64,550,088	443.35	09/20/24	197,753
	(Cost $2,332,032)
	Total Purchased Options				64,270,688
	(Cost $57,158,159)
WRITTEN OPTIONS — (20.0)%
	Call Options Written — (19.8)%
(1,224)	SPDR® S&P 500® ETF Trust	(64,550,088)	443.35	09/20/24	(10,927,381)
	(Premiums received $5,276,633)
	Put Options Written — (0.2)%
(1,224)	SPDR® S&P 500® ETF Trust	(64,550,088)	399.01	09/20/24	(105,619)
	(Premiums received $1,221,723)
	Total Written Options				(11,033,000)
	(Premiums received $6,498,356)
	Net Other Assets and Liabilities — (0.1)%				(37,294)
	Net Assets — 100.0%				$55,082,475

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of May 31, 2024.

FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$1,314,784	$—	$1,314,784	$—
Money Market Funds	567,297	567,297	—	—
Total Investments	1,882,081	567,297	1,314,784	—
Purchased Options	64,270,688	—	64,270,688	—
Total	$66,152,769	$567,297	$65,585,472	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,033,000)	$—	$(11,033,000)	$—

FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
623,885	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$623,885
	(Cost $623,885)
	Total Investments — 0.5%	623,885
	(Cost $623,885)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.9%
	Call Options Purchased — 105.5%
2,414	SPDR® S&P 500® ETF Trust	$127,307,118	$4.45	09/20/24	125,319,517
	(Cost $102,177,950)
	Put Options Purchased — 0.4%
2,414	SPDR® S&P 500® ETF Trust	127,307,118	443.39	09/20/24	390,270
	(Cost $6,592,694)
	Total Purchased Options				125,709,787
	(Cost $108,770,644)
WRITTEN OPTIONS — (6.3)%
	Call Options Written — (6.2)%
(2,414)	SPDR® S&P 500® ETF Trust	(127,307,118)	508.83	09/20/24	(7,301,659)
	(Premiums received $1,063,929)
	Put Options Written — (0.1)%
(2,414)	SPDR® S&P 500® ETF Trust	(127,307,118)	376.88	09/20/24	(172,454)
	(Premiums received $2,365,316)
	Total Written Options				(7,474,113)
	(Premiums received $3,429,245)
	Net Other Assets and Liabilities — (0.1)%				(84,226)
	Net Assets — 100.0%				$118,775,333

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$623,885	$623,885	$—	$—
Purchased Options	125,709,787	—	125,709,787	—
Total	$126,333,672	$623,885	$125,709,787	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,474,113)	$—	$(7,474,113)	$—

FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
566,114	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$566,114
	(Cost $566,114)
	Total Investments — 0.6%	566,114
	(Cost $566,114)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.5%
	Call Options Purchased — 110.2%
2,106	SPDR® S&P 500® ETF Trust	$111,064,122	$4.23	10/18/24	109,156,223
	(Cost $94,593,036)
	Put Options Purchased — 0.3%
2,106	SPDR® S&P 500® ETF Trust	111,064,122	421.21	10/18/24	323,328
	(Cost $4,134,677)
	Total Purchased Options				109,479,551
	(Cost $98,727,713)
WRITTEN OPTIONS — (11.0)%
	Call Options Written — (10.8)%
(2,106)	SPDR® S&P 500® ETF Trust	(111,064,122)	486.49	10/18/24	(10,758,084)
	(Premiums received $3,490,022)
	Put Options Written — (0.2)%
(2,106)	SPDR® S&P 500® ETF Trust	(111,064,122)	358.03	10/18/24	(161,770)
	(Premiums received $996,631)
	Total Written Options				(10,919,854)
	(Premiums received $4,486,653)
	Net Other Assets and Liabilities — (0.1)%				(74,662)
	Net Assets — 100.0%				$99,051,149

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$566,114	$566,114	$—	$—
Purchased Options	109,479,551	—	109,479,551	—
Total	$110,045,665	$566,114	$109,479,551	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,919,854)	$—	$(10,919,854)	$—

FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,017,825	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$1,017,825
	(Cost $1,017,825)
	Total Investments — 0.6%	1,017,825
	(Cost $1,017,825)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.4%
	Call Options Purchased — 105.7%
3,196	SPDR® S&P 500® ETF Trust	$168,547,452	$4.53	11/15/24	165,982,964
	(Cost $143,737,083)
	Put Options Purchased — 0.7%
3,196	SPDR® S&P 500® ETF Trust	168,547,452	450.81	11/15/24	1,026,045
	(Cost $6,261,123)
	Total Purchased Options				167,009,009
	(Cost $149,998,206)
WRITTEN OPTIONS — (6.9)%
	Call Options Written — (6.6)%
(3,196)	SPDR® S&P 500® ETF Trust	(168,547,452)	515.14	11/15/24	(10,449,184)
	(Premiums received $2,576,102)
	Put Options Written — (0.3)%
(3,196)	SPDR® S&P 500® ETF Trust	(168,547,452)	383.19	11/15/24	(453,234)
	(Premiums received $2,185,238)
	Total Written Options				(10,902,418)
	(Premiums received $4,761,340)
	Net Other Assets and Liabilities — (0.1)%				(110,365)
	Net Assets — 100.0%				$157,014,051

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,017,825	$1,017,825	$—	$—
Purchased Options	167,009,009	—	167,009,009	—
Total	$168,026,834	$1,017,825	$167,009,009	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,902,418)	$—	$(10,902,418)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
195,665	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$195,665
	(Cost $195,665)
	Total Investments — 0.7%	195,665
	(Cost $195,665)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.8%
	Call Options Purchased — 103.7%
1,512	iShares Russell 2000 ETF	$31,112,424	$1.78	11/15/24	30,675,751
	(Cost $28,196,932)
	Put Options Purchased — 1.1%
1,512	iShares Russell 2000 ETF	31,112,424	178.29	11/15/24	323,404
	(Cost $1,196,084)
	Total Purchased Options				30,999,155
	(Cost $29,393,016)
WRITTEN OPTIONS — (5.4)%
	Call Options Written — (5.1)%
(1,512)	iShares Russell 2000 ETF	(31,112,424)	210.24	11/15/24	(1,500,129)
	(Premiums received $1,230,274)
	Put Options Written — (0.3)%
(1,512)	iShares Russell 2000 ETF	(31,112,424)	151.55	11/15/24	(95,713)
	(Premiums received $437,880)
	Total Written Options				(1,595,842)
	(Premiums received $1,668,154)
	Net Other Assets and Liabilities — (0.1)%				(21,516)
	Net Assets — 100.0%				$29,577,462

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$195,665	$195,665	$—	$—
Purchased Options	30,999,155	—	30,999,155	—
Total	$31,194,820	$195,665	$30,999,155	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,595,842)	$—	$(1,595,842)	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
Portfolio of Investments
May 31, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 3.7%
$102,500	U.S. Treasury Bill	(a)	06/13/24	$102,350
102,500	U.S. Treasury Bill	(a)	07/11/24	101,930
102,500	U.S. Treasury Bill	(a)	08/08/24	101,515
102,500	U.S. Treasury Bill	(a)	09/05/24	101,104
102,500	U.S. Treasury Bill	(a)	10/31/24	100,286
205,000	U.S. Treasury Bill	(a)	11/29/24	199,750
	Total U.S. Treasury Bills			706,935
	(Cost $707,548)

Shares	Description	Value
MONEY MARKET FUNDS — 1.3%
239,948	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	239,948
	(Cost $239,948)
	Total Investments — 5.0%	946,883
	(Cost $947,496)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.9%
	Call Options Purchased — 109.8%
400	SPDR® S&P 500® ETF Trust	$21,094,800	$0.05	12/20/24	20,899,019
	(Cost $19,089,366)
	Put Options Purchased — 1.1%
400	SPDR® S&P 500® ETF Trust	21,094,800	469.36	12/20/24	213,293
	(Cost $692,406)
	Total Purchased Options				21,112,312
	(Cost $19,781,772)
WRITTEN OPTIONS — (15.8)%
	Call Options Written — (15.2)%
(400)	SPDR® S&P 500® ETF Trust	(21,094,800)	469.36	12/20/24	(2,895,364)
	(Premiums received $1,868,555)
	Put Options Written — (0.6)%
(400)	SPDR® S&P 500® ETF Trust	(21,094,800)	422.43	12/20/24	(106,366)
	(Premiums received $357,799)
	Total Written Options				(3,001,730)
	(Premiums received $2,226,354)
	Net Other Assets and Liabilities — (0.1)%				(13,026)
	Net Assets — 100.0%				$19,044,439

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of May 31, 2024.

FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$706,935	$—	$706,935	$—
Money Market Funds	239,948	239,948	—	—
Total Investments	946,883	239,948	706,935	—
Purchased Options	21,112,312	—	21,112,312	—
Total	$22,059,195	$239,948	$21,819,247	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,001,730)	$—	$(3,001,730)	$—

FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
1,243,483	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$1,243,483
	(Cost $1,243,483)
	Total Investments — 0.7%	1,243,483
	(Cost $1,243,483)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.6%
	Call Options Purchased — 103.5%
3,666	SPDR® S&P 500® ETF Trust	$193,333,842	$4.71	12/20/24	189,881,736
	(Cost $171,873,074)
	Put Options Purchased — 1.1%
3,666	SPDR® S&P 500® ETF Trust	193,333,842	469.35	12/20/24	1,954,514
	(Cost $7,489,582)
	Total Purchased Options				191,836,250
	(Cost $179,362,656)
WRITTEN OPTIONS — (5.2)%
	Call Options Written — (4.8)%
(3,666)	SPDR® S&P 500® ETF Trust	(193,333,842)	531.82	12/20/24	(8,838,635)
	(Premiums received $3,586,966)
	Put Options Written — (0.4)%
(3,666)	SPDR® S&P 500® ETF Trust	(193,333,842)	398.95	12/20/24	(728,176)
	(Premiums received $2,602,839)
	Total Written Options				(9,566,811)
	(Premiums received $6,189,805)
	Net Other Assets and Liabilities — (0.1)%				(127,374)
	Net Assets — 100.0%				$183,385,548

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,243,483	$1,243,483	$—	$—
Purchased Options	191,836,250	—	191,836,250	—
Total	$193,079,733	$1,243,483	$191,836,250	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,566,811)	$—	$(9,566,811)	$—

FT Vest Laddered Moderate Buffer ETF (BUFZ)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
240,116	FT Vest U.S. Equity Moderate Buffer ETF - January (b)	$8,737,821
250,983	FT Vest U.S. Equity Moderate Buffer ETF - February (b)	8,729,691
250,430	FT Vest U.S. Equity Moderate Buffer ETF - March (b)	8,717,468
248,629	FT Vest U.S. Equity Moderate Buffer ETF - April (b)	8,704,501
253,949	FT Vest U.S. Equity Moderate Buffer ETF - May (b)	8,703,975
258,570	FT Vest U.S. Equity Moderate Buffer ETF - June (b)	8,758,774
254,212	FT Vest U.S. Equity Moderate Buffer ETF - July (b)	8,745,783
261,712	FT Vest U.S. Equity Moderate Buffer ETF - August (b)	8,744,583
261,046	FT Vest U.S. Equity Moderate Buffer ETF - September (b)	8,737,210
257,974	FT Vest U.S. Equity Moderate Buffer ETF - October (b)	8,742,584
261,400	FT Vest U.S. Equity Moderate Buffer ETF - November (b)	8,726,761
272,878	FT Vest U.S. Equity Moderate Buffer ETF - December (b)	8,732,014
	Total Exchange-Traded Funds	104,781,165
	(Cost $102,286,923)
MONEY MARKET FUNDS — 0.0%
58,770	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (c)	58,770
	(Cost $58,770)

	Total Investments — 100.0%	104,839,935
	(Cost $102,345,693)
	Net Other Assets and Liabilities — (0.0)%	(15,607)
	Net Assets — 100.0%	$104,824,328

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 104,781,165	$ 104,781,165	$ —	$ —
Money Market Funds	58,770	58,770	—	—
Total Investments	$104,839,935	$104,839,935	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Moderate Buffer ETF (BUFZ)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2024, and for the fiscal year-to-date period (October 25, 2023 (commencement of investment operations) to May 31, 2024) are as follows:

Security Name	Shares at 5/31/2024	Value at 10/25/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2024	Dividend Income
FT Vest U.S. Equity Moderate Buffer ETF - January	240,116	$—	$15,881,132	$(7,655,041)	$220,005	$291,725	$8,737,821	$—
FT Vest U.S. Equity Moderate Buffer ETF - February	250,983	—	8,558,371	(42,184)	213,428	76	8,729,691	—
FT Vest U.S. Equity Moderate Buffer ETF - March	250,430	—	8,541,246	(8,264)	184,498	(12)	8,717,468	—
FT Vest U.S. Equity Moderate Buffer ETF - April	248,629	—	15,900,595	(7,786,058)	330,347	259,617	8,704,501	—
FT Vest U.S. Equity Moderate Buffer ETF - May	253,949	—	8,605,357	(8,305)	106,897	26	8,703,975	—
FT Vest U.S. Equity Moderate Buffer ETF - June	258,570	—	8,557,736	(15,944)	216,935	47	8,758,774	—
FT Vest U.S. Equity Moderate Buffer ETF - July	254,212	—	15,994,198	(7,898,400)	256,320	393,665	8,745,783	—
FT Vest U.S. Equity Moderate Buffer ETF - August	261,712	—	8,552,471	(8,335)	200,402	45	8,744,583	—
FT Vest U.S. Equity Moderate Buffer ETF - September	261,046	—	8,547,669	(10,791)	200,295	37	8,737,210	—
FT Vest U.S. Equity Moderate Buffer ETF - October	257,974	—	15,923,692	(7,608,089)	176,190	250,791	8,742,584	—
FT Vest U.S. Equity Moderate Buffer ETF - November	261,400	—	8,550,903	(8,308)	184,134	32	8,726,761	—
FT Vest U.S. Equity Moderate Buffer ETF - December	272,878	—	8,546,066	(18,895)	204,791	52	8,732,014	—
		$—	$132,159,436	$(31,068,614)	$2,494,242	$1,196,101	$104,781,165	$—

FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
12,338	FT Vest U.S. Small Cap Moderate Buffer ETF - February (b)	$249,207
10,700	FT Vest U.S. Small Cap Moderate Buffer ETF - May (b)	250,701
11,453	FT Vest U.S. Small Cap Moderate Buffer ETF - August (b)	250,672
11,453	FT Vest U.S. Small Cap Moderate Buffer ETF - November (b)	250,422

	Total Investments — 99.9%	1,001,002
	(Cost $991,686)
	Net Other Assets and Liabilities — 0.1%	515
	Net Assets — 100.0%	$1,001,517

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 1,001,002	$ 1,001,002	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2024, and for the fiscal year-to-date period (May 29, 2024 (commencement of investment operations) to May 31, 2024) are as follows:

Security Name	Shares at 5/31/2024	Value at 5/29/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2024	Dividend Income
FT Vest U.S. Small Cap Moderate Buffer ETF - February	12,338	$—	$247,254	$—	$1,953	$—	$249,207	$—
FT Vest U.S. Small Cap Moderate Buffer ETF - May	10,700	—	247,940	—	2,761	—	250,701	—
FT Vest U.S. Small Cap Moderate Buffer ETF - August	11,453	—	247,789	—	2,883	—	250,672	—
FT Vest U.S. Small Cap Moderate Buffer ETF - November	11,453	—	248,703	—	1,719	—	250,422	—
		$—	$991,686	$—	$9,316	$—	$1,001,002	$—

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.